SEGMENT REPORTING - Revenue by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 5,525.5	$ 4,196.2
Adjusted EBITDA	1,463.7	1,076.7
Solid waste
Disclosure of operating segments [line items]
Revenue	4,403.6	3,255.1
Solid waste | Canada
Disclosure of operating segments [line items]
Revenue	1,410.9	1,229.3
Solid waste | USA
Disclosure of operating segments [line items]
Revenue	2,992.7	2,025.8
Infrastructure and soil remediation
Disclosure of operating segments [line items]
Revenue	519.5	527.3
Liquid waste
Disclosure of operating segments [line items]
Revenue	602.4	413.8
Operating segments
Disclosure of operating segments [line items]
Revenue	6,207.3	4,673.8
Adjusted EBITDA	1,463.7	1,076.7
Operating segments | Solid waste
Disclosure of operating segments [line items]
Revenue	4,998.1	3,678.3
Adjusted EBITDA	1,360.1	977.4
Amount of reclassifications or changes in presentation		0.4
Operating segments | Solid waste | Canada
Disclosure of operating segments [line items]
Revenue	1,610.5	1,416.3
Adjusted EBITDA	411.5	338.2
Operating segments | Solid waste | USA
Disclosure of operating segments [line items]
Revenue	3,387.6	2,262.0
Adjusted EBITDA	948.6	639.2
Operating segments | Infrastructure and soil remediation
Disclosure of operating segments [line items]
Revenue	529.5	538.2
Adjusted EBITDA	92.2	91.6
Amount of reclassifications or changes in presentation		3.1
Operating segments | Liquid waste
Disclosure of operating segments [line items]
Revenue	679.7	457.3
Adjusted EBITDA	147.5	97.9
Amount of reclassifications or changes in presentation		1.5
Intercompany revenue
Disclosure of operating segments [line items]
Revenue	(681.8)	(477.6)
Intercompany revenue | Solid waste
Disclosure of operating segments [line items]
Revenue	(594.5)	(423.2)
Intercompany revenue | Solid waste | Canada
Disclosure of operating segments [line items]
Revenue	(199.6)	(187.0)
Intercompany revenue | Solid waste | USA
Disclosure of operating segments [line items]
Revenue	(394.9)	(236.2)
Intercompany revenue | Infrastructure and soil remediation
Disclosure of operating segments [line items]
Revenue	(10.0)	(10.9)
Intercompany revenue | Liquid waste
Disclosure of operating segments [line items]
Revenue	(77.3)	(43.5)
Corporate
Disclosure of operating segments [line items]
Revenue		0.0
Adjusted EBITDA	$ (136.1)	$ (90.2)